Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Redeemable Series B, convertible preferred stock	Dec. 31, 2012 Redeemable Series B, convertible preferred stock	Dec. 31, 2011 Redeemable Series B, convertible preferred stock	Jun. 30, 2013 Redeemable Series C, convertible preferred stock	Dec. 31, 2012 Redeemable Series C, convertible preferred stock	Dec. 31, 2011 Redeemable Series C, convertible preferred stock	Jun. 30, 2013 Redeemable Series E, convertible preferred stock	Dec. 31, 2012 Redeemable Series E, convertible preferred stock	Dec. 31, 2011 Redeemable Series E, convertible preferred stock	Jun. 30, 2013 Redeemable Series F, convertible preferred stock	Dec. 31, 2012 Redeemable Series F, convertible preferred stock	Dec. 31, 2011 Redeemable Series F, convertible preferred stock	Jun. 30, 2013 Redeemable Series G, convertible preferred stock	Dec. 31, 2012 Redeemable Series G, convertible preferred stock	Dec. 31, 2011 Redeemable Series G, convertible preferred stock	Jun. 30, 2013 Redeemable Series H, convertible preferred stock	Dec. 31, 2012 Redeemable Series H, convertible preferred stock	Dec. 31, 2011 Redeemable Series H, convertible preferred stock	Jun. 30, 2013 Redeemable Series I, convertible preferred stock	Dec. 31, 2012 Redeemable Series I, convertible preferred stock	Dec. 31, 2011 Redeemable Series I, convertible preferred stock	Jun. 30, 2013 Series B, preferred stock	Jun. 30, 2013 Preferred Stock Series A Convertible	Dec. 31, 2012 Preferred Stock Series A Convertible	Dec. 31, 2011 Preferred Stock Series A Convertible	Jun. 30, 2013 Redeemable Series D, convertible preferred stock	Dec. 31, 2012 Redeemable Series D, convertible preferred stock	Dec. 31, 2011 Redeemable Series D, convertible preferred stock
Allowance for doubtful accounts	$ 571,960	$ 522,297	$ 1,444
Common stock liquidation preference with option, per share	$ 50.00	$ 50.00	$ 50.00
Common stock liquidation preference shares issued	10,000	10,000	0
Common stock liquidation preference shares outstanding	10,000	10,000	0
Common stock liquidation preference	500,000	500,000	500,000					0													0
Redeemable convertible preferred stock, par value				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized				60,000	60,000	60,000	1,500	1,500	1,500	3,500	3,500	3,500	4,800	4,800	4,800	3,500	3,500	3,500	2,000	2,000	2,000	4,500	4,500	4,500					1,000	1,000	1,000
Redeemable convertible preferred stock, shares issued				0	37,500	15,000	0	1,500	0	3,350	2,575	0	4,150	4,150	0				1,425	1,425	0	4,500	4,500	0					0	608	608
Redeemable convertible preferred stock, shares outstanding				0	37,500	15,000	0	1,500	0	3,350	2,575	0	4,150	4,150	0				1,425	1,425	0	4,500	4,500	0					42	608	608
Redeemable convertible preferred stock stated value							1,000	1,000	1,000	1,000	1,000	1,000																	1,000	1,000	1,000
Redeemable preferred stock liquidation preference				$ 0	$ 2,216,760	$ 15,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 3,350,000	$ 2,575,000	$ 0	$ 3,575,000	$ 3,575,000	$ 3,575,000				$ 1,425,000	$ 1,425,000	$ 1,425,000	$ 4,500,000	$ 4,500,000	$ 4,500,000					$ 0	$ 605,872	$ 605,872
Cumulative annual dividends rate							10.00%	10.00%	10.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	10.00%	10.00%	10.00%								10.00%	10.00%	10.00%
Cumulative dividends rate maximum																			150.00%	150.00%	150.00%
Preferred stock, par value		$ 0.0001																								$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		50,000,000																								20,000,000	20,000,000	20,000,000
Preferred stock, shares issued																										0	2,000,000	2,000,000
Preferred stock, shares outstanding																									0	0	2,000,000	2,000,000	42	608
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,612,195	488,984	317,475
Common stock, shares outstanding	4,612,195	488,984	317,475